Loans and asset quality - Information about Impaired Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 1	$ 4	$ 9
Impaired loans without an allowance, average recorded investment	4	3	105
Total impaired loans, average recorded investment	5	7	114
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Total impaired loans, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	2
Impaired loans without an allowance, recorded investment	4	4
Total impaired loans, recorded investment	4	6
Impaired loans with an allowance, unpaid Principal balance	0	5
Impaired loans without an allowance, unpaid Principal balance	4	4
Total impaired loans, unpaid Principal balance	4	9
Impaired loans with an allowance, related allowance	0	1
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	0	1
Impaired loans without an allowance, average recorded investment	0	0	1
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	0
Impaired loans with an allowance, unpaid Principal balance	0	3
Impaired loans with an allowance, related allowance	0	0
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	1	0
Impaired loans without an allowance, average recorded investment	0	0	102
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	1
Impaired loans with an allowance, unpaid Principal balance	0	1
Impaired loans with an allowance, related allowance	0	0
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	1	2	5
Impaired loans without an allowance, average recorded investment	4	3	2
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	1
Impaired loans without an allowance, recorded investment	4	4
Impaired loans with an allowance, unpaid Principal balance	0	1
Impaired loans without an allowance, unpaid Principal balance	4	4
Impaired loans with an allowance, related allowance	0	1
Lease financings
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	1	3
Impaired loans with an allowance, interest income recognized	0	0	$ 0
Loans Individually Less than One Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1	1
Impaired loans with an allowance, related allowance	1	1
Loans Individually Less than One Million | Maximum
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 1	$ 1